CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 13,096	$ 18,430
Amount due from NSML - Non-controlling interest	294,872	294,872
Other receivables	4,070	4,155
Total current assets	312,038	317,457
Non-current assets:
Property, plant and equipment, net	489	606
TOTAL ASSETS	312,527	318,063
Current liabilities:
Note payable	75,000	75,000
Warrants liabilities	523,112	685,395
Amount due to related party	303,694	251,973
Other payables and accrued liabilities	174,660	138,601
Income tax payable
Total current liabilities	1,076,466	1,150,969
TOTAL LIABILITIES	1,076,466	1,150,969
Stockholders' equity
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 300,000,000 shares authorized; 20,277,448 and 19,252,448 shares issued and outstanding, at June 30, 2018 and December 31, 2017 respectively	2,028	1,925
Additional paid-in capital	1,671,847	1,630,950
Accumulated other comprehensive (loss) income	276	(388)
(Accumulated deficit)/ retained earnings	(2,722,974)	(2,751,744)
TOTAL STOCKHOLDERS' EQUITY	(1,048,823)	(1,119,257)
Attributable to Non-controlling interest	284,884	286,351
Attributable to The Group	(763,939)	(832,906)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 312,527	$ 318,063